Trade Payables (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Trade And Other Payables Text Block Abstract
Schedule of trade payables
	December 31,
	2022	2021
	U.S. Dollars in thousands

Open debts mainly in USD	$12,731	$7,354
Open debts in EUR	10,629	9,174
Open debts in NIS	9,557	8,576
Total Trade Payables	$32,917	$25,104